Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2020		2019
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ 20,687	0.65%	$ 27,388	(31.13)%
Brazilian real	2,036	0.06	-	-
British pound	93,550	2.92	(26,283)	29.88
Canadian dollar	50,750	1.58	28,301	(32.17)
Euro	69,475	2.17	369,336	(419.84)
Hong Kong dollar	329,215	10.28	38,779	(44.08)
Japanese yen	7,165	0.22	(178,063)	202.41
Korean won	-	-	164,001	(186.43)
Malaysian ringgit	(454)	(0.01)	(5,879)	6.68
Norwegian krone	27,236	0.85	(90,054)	102.37
Polish zloty	5,540	0.17	56,473	(64.20)
Singapore dollar	2,494	0.08	576	(0.65)
South African rand	(850)	(0.03)	15,663	(17.80)
Swedish krona	(36,967)	(1.15)	23,867	(27.13)
Taiwan dollar	4,431	0.14	(221)	0.25
Thai baht	(868)	(0.03)	(655)	0.74
U.S. dollar	2,630,174	82.10	(511,200)	581.10

Total	$ 3,203,614	100.00%	$ (87,971)	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2020

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 161,072	$ (23,042)	$ 139,340	$ (43,640)	$ 233,730
Grains	581,440	(50)	-	(55,413)	525,977
Interest rates	432,675	(75,401)	-	(4,183)	353,091
Livestock	-	-	370	(1,600)	(1,230)
Metals	1,210,410	(150,485)	111,678	(328,075)	843,528
Softs	56,897	(171)	170	(19,988)	36,908
Stock indices	886,471	(98,865)	128,824	(5,093)	911,337

Total futures contracts	3,328,965	(348,014)	380,382	(457,992)	2,903,341

Forward currency contracts	2,106,424	(469,018)	505,995	(1,843,128)	300,273

Total futures and
forward currency contracts	$ 5,435,389	$ (817,032)	$ 886,377	$ (2,301,120)	$ 3,203,614

Fair Value of Futures and Forward Currency Contracts at December 31, 2019

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 348,898	$ (108,408)	$ 80,510	$ (1,760)	$ 319,240
Grains	19,772	(2,470)	5,713	(215,488)	(192,473)
Interest rates	16,237	(77,018)	584,181	(110,744)	412,656
Livestock	-	(260)	-	-	(260)
Metals	660,231	(265,791)	299,404	(385,702)	308,142
Softs	15,935	(1,375)	9,499	(24,195)	(136)
Stock indices	372,686	(301,069)	257,489	(32,252)	296,854

Total futures contracts	1,433,759	(756,391)	1,236,796	(770,141)	1,144,023

Forward currency contracts	3,542,752	(564,467)	518,649	(4,728,928)	(1,231,994)

Total futures and
forward currency contracts	$ 4,976,511	$ (1,320,858)	$ 1,755,445	$ (5,499,069)	$ (87,971)

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2020	2019	2018

Futures contracts:
Energies	$ 3,232,623	$ (5,346,364)	$ 14,996,351
Grains	1,187,589	1,481,999	1,137,068
Interest rates	(4,970,130)	10,540,737	2,528,322
Livestock	307,570	(12,870)	2,650
Metals	613,103	(468,732)	(2,656,939)
Softs	(331,892)	(460,102)	467,959
Stock indices	(18,806,803)	10,429,151	(13,025,443)

Total futures contracts	(18,767,940)	16,163,819	3,449,968

Forward currency contracts	3,929,885	(3,871,572)	173,865

Total futures and forward currency contracts	$ (14,838,055)	$ 12,292,247	$ 3,623,833

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2020		2019		2018
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 9,639,167	$ 5,961,013	$ 14,456,428	$ 14,270,860	$ 43,197,241	$ 11,055,770
Grains	5,817,963	3,913,553	2,211,102	10,409,085	1,446,327	16,263,275
Interest rates	220,208,494	46,276,995	149,481,473	160,542,779	390,208,082	81,842,066
Livestock	124,126	135,964	298,858	600,724	129,276	625,654
Metals	15,114,780	1,864,009	6,139,120	8,669,418	5,654,319	18,474,789
Softs	1,319,494	1,023,819	365,875	3,588,990	1,089,766	2,690,213
Stock indices	60,463,823	10,237,759	75,837,753	37,600,259	122,135,375	30,523,474

Total futures
contracts	312,687,847	69,413,112	248,790,609	235,682,115	563,860,386	161,475,241

Forward currency
contracts	44,168,441	23,069,273	33,739,275	74,590,611	32,675,857	140,075,032

Total average
notional	$ 356,856,288	$ 92,482,385	$ 282,529,884	$ 310,272,726	$ 596,536,243	$ 301,550,273

Offsetting Of Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at December 31, 2020

	Gross amounts of recognized Assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of Assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 715,230	$ (132,014)	$ 583,216
Counterparty J	424,187	(43,675)	380,512
Counterparty L	2,569,930	(630,317)	1,939,613
Total futures contracts	$ 3,709,347	$ (806,006)	$ 2,903,341

Forward currency contracts
Counterparty G	1,205,861	(884,074)	321,787

Total assets	$ 4,915,208	$ (1,690,080)	$ 3,225,128

	Gross amounts of recognized Liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of Liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty K	1,428,072	(1,406,558)	21,514

Total liabilities	$ 1,428,072	$ (1,406,558)	$ 21,514

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 583,216	$ -	$ (583,216)	$ -
Counterparty G	321,787	-	-	321,787
Counterparty J	380,512	-	$ (380,512)	-
Counterparty L	1,939,613	-	(1,939,613)	-

Total	$ 3,225,128	$ -	$ (2,903,341)	$ 321,787

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty K	$ 21,514	$ -	$ (21,514)	$ -

Total	$ 21,514	$ -	$ (21,514)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2020.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2020.

Offsetting of derivative assets and liabilities at December 31, 2019

	Gross amounts of recognized Assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of Assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 714,978	$ (353,946)	$ 361,032
Counterparty I	1,424,901	(963,483)	461,418
Counterparty J	530,676	(209,103)	321,573

Total assets	$ 2,670,555	$ (1,526,532)	$ 1,144,023

	Gross amounts of recognized Liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of Liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty G	2,968,600	(2,080,697)	887,903
Counterparty K	2,324,795	(1,980,704)	344,091

Total liabilities	$ 5,293,395	$ (4,061,401)	$ 1,231,994

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 361,032	$ -	$ (361,032)	$ -
Counterparty I	461,418	-	(461,418)	-
Counterparty J	321,573	-	(321,573)	-

Total	$ 1,144,023	$ -	$ (1,144,023)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty G	$ 887,903	-	$ (887,903)	-
Counterparty K	344,091	-	(344,091)	-

Total	$ 1,231,994	$ -	$ (1,231,994)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2019.